ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 25,553	$ 17,315
Administrative expenses	2,570	1,650
Interest expense	11,064	8,233
Accrued expenses	$ 39,187	$ 27,198